PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT, AND EQUIPMENT

	2012			2011
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value

Computer equipment	$1,543	$1,204	$339	$1,368	$958	$410
Office furnishings & equipment	859	637	222	726	547	179
Assembly & test equipment	8,652	6,404	2,248	10,746	6,836	3,910
Demonstration suite & tradeshow equipment	1,803	1,628	175	1,960	1,352	608
Leasehold improvements	760	509	251	677	340	337
Asset under construction	4,026	-	4,026	605	-	605
	$17,643	$10,382	$7,261	$16,082	$10,033	$6,049